Debt - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended					6 Months Ended	12 Months Ended		12 Months Ended											1 Months Ended		3 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Incremental Dollar Term Loans [Member]	Dec. 31, 2012 Incremental Euro Term Loans [Member]	Dec. 31, 2012 Senior secured Euro term loans [Member] EUR (€)	Dec. 31, 2012 Extended term loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility Incremental Amendment [Member]	Dec. 31, 2012 Senior Secured Credit Facility Incremental Amendment [Member] Subsequent event [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility Incremental Amendment [Member] Subsequent event [Member] Senior secured U.S. dollar term loans [Member] USD ($)	Dec. 31, 2012 Non-extended term loans [Member]	Dec. 31, 2012 7.25% Senior Notes [Member] USD ($)	Sep. 04, 2012 7.25% Senior Notes [Member] USD ($)	Dec. 31, 2011 7.25% Senior Notes [Member] USD ($)	Dec. 31, 2012 7.25% Senior Notes [Member] Registration Rights Agreement [Member] D	Dec. 31, 2012 7.25% Senior Notes [Member] Registration Rights Agreement [Member] Maximum [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Notes [Member] Registration Rights Agreement [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] Senior Subordinated Notes One [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Notes [Member] Senior Subordinated Notes One [Member] EUR (€)	Dec. 31, 2012 Senior Subordinated Notes [Member] Senior Subordinated Notes Two [Member] USD ($)	Dec. 31, 2012 Predecessor Senior Subordinated Notes [Member]	Jun. 30, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Revolving Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Multi-currency Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Foreign Currency [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Revolving Loans [Member] GBP (£)	Dec. 31, 2012 Senior Secured Credit Facility [Member] U S Dollar [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Swingline [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan One [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan One [Member] EUR (€)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Swingline Loans [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Letter of Credit [Member] USD ($)	Oct. 04, 2012 10.25% Senior Notes [Member] USD ($)	Sep. 04, 2012 10.25% Senior Notes [Member] USD ($)	Dec. 31, 2012 10.25% Senior Notes [Member] USD ($)	Sep. 30, 2012 10.25% Senior Notes [Member] USD ($)	Aug. 20, 2012 10.25% Senior Notes [Member] USD ($)	Dec. 31, 2011 10.25% Senior Notes [Member] USD ($)	Dec. 31, 2012 A/R Facility [Member] USD ($)	Dec. 31, 2012 Extended Euro Denominated Term Loan [Member]	Jun. 04, 2012 Extended Euro Denominated Term Loan [Member] EUR (€)	Dec. 31, 2012 Extended US Dollar Denominated Term Loan [Member]	Jun. 04, 2012 Extended US Dollar Denominated Term Loan [Member] USD ($)	Dec. 31, 2012 Extended revolving credit facility [Member]	Jun. 04, 2012 Extended revolving credit facility [Member] USD ($)	Dec. 31, 2012 Extended Revolving Commitments [Member]	Jun. 04, 2012 Extended Revolving Commitments [Member] USD ($)	Dec. 31, 2012 Compensating cash balance [Member] USD ($)	Dec. 31, 2011 Compensating cash balance [Member] USD ($)	Dec. 31, 2012 Multi-currency revolving loan facility [Member]
Debt [Line Items]
Debt instrument stated rate of interest													7.25%					10.75%						8.00%																	10.25%
Debt instrument carrying amount	$ 3,148.6		$ 3,148.6	$ 2,908.7			€ 101.5				$ 351.7		$ 750.0	$ 750.0				$ 526.5	$ 522.9		$ 167.8	€ 126.9	$ 358.7			$ 1,475.7	$ 1,367.7							$ 767.7	€ 580.5	$ 593.5							$ 713.0	$ 713.0	$ 117.2									$ 246.9	$ 185.4
Maximum borrowing capacity																										241.3											25.0	70.0							200.0		481.2		243.6		241.3		250.0
Loan facility outstanding amount																													114.5	13.2	7.0	11.3	90.0
Undrawn letters of credit outstanding																										17.4																			11.0
Remaining available borrowing capacity																										109.4																			0
Maturity date of debt instrument									Apr. 03, 2017				Sep. 15, 2017					Jun. 30, 2017										Jun. 29, 2013	Jun. 29, 2014																Nov. 04, 2014							Apr. 03, 2016
Fees paid and deferred in connection with amendment of debt instrument										2.3			12.1												5.0
Amendment fees charged to earnings																									0.7
Senior Secured Credit Facility amendment, date										Jan. 31, 2013
Senior Secured Credit Facility amendment, description										On January 31, 2013, we completed an amendment of our Senior Secured Credit Facility (the “Incremental Amendment” and together with the Amendment, the “Facility Amendments”). Pursuant to the Incremental Amendment, the Company obtained $351.7 million of senior secured U.S. dollar term loans (the “Incremental Dollar Term Loans”) and €101.5 million of senior secured Euro term loans (the “Incremental Euro Term Loans” and, together with the Incremental Dollar Term Loans, the “Incremental Term Loans”). Proceeds from the Incremental Term loans were subsequently used to repay all non-extended term loans that were scheduled to mature on June 29, 2014. Fees paid to the arranger of this financing and other third parties in connection with the Incremental Amendment of approximately $2.3 million will be deferred and recognized as expense over the term of maturity.
Debt instrument maturity date description																																																		The Extended Revolving Commitments will mature and lending commitments thereunder will terminate on April 3, 2016. The Extended Term Loans and Incremental Term Loans will mature on April 3, 2017.
Debt instrument payment terms								Subject to any mandatory or optional prepayments, the principal amounts of the term loans require quarterly payments which commenced on September 30, 2009, equal to 0.25% of their respective original principal amounts drawn, with the final payment due at maturity.
Pre-payment premium as percentage of the principal amount of the extended term loans								1.00%
Debt instrument collateral information																										(1) security interests in and pledges of or liens on substantially all of the tangible and intangible assets of VWR Investors, the Company and the Subsidiary Guarantors and (2) pledges of 100% of the capital stock of each of the Subsidiary Guarantors and 65% of the capital stock of each of its U.S. foreign subsidiary holding companies
Description of debt instrument interest rates																										(1) the then applicable British Bankers Association London Interbank Offered Rate (commonly known as U.S. Libor) plus a variable margin, or (2) the then applicable alternate base rate (defined as the greater of the U.S. Prime lending rate or the Federal Funds effective rate plus 0.5%) plus a variable margin. Swingline loans will be denominated only in U.S. dollars and based on the alternate base rate plus a variable margin.
Interest rate at period end																													4.05%																1.75%	4.26%		3.42%
Variable margin included in period-end interest rate												2.50%																																		4.50%		4.25%				3.75%
Interest rate on term loan					4.00%	4.25%
Percentage of alternate base rate					3.00%
Description of debt instrument fees																																																								(1) a commitment fee equal to 3.75% per annum on the unused Portion of the multi-currency revolving loan facility (subject to two step downs if certain net leverage ratios are met), (2) letter of credit fees consisting of a participation fee (equal to the then applicable Euro dollar variable margin on the multi-currency revolving loan facility times any outstanding letters of credit), (3) a fronting fee (equal to 0.125% on the outstanding undrawn letters of credit paid to the issuing bank) and (4) administrative fees.
Commitment fee, as a percentage of unused portion of multi-currency revolving credit facility																										0.375%
Fronting fee																										0.125%
Description of covenant terms													The 7.25% Senior Notes contain covenants that, among other things, limits the Company's ability and that of its restricted subsidiaries to make restricted payments, pay dividends, incur or create additional indebtedness, issue preferred stock, make certain dispositions outside the ordinary course of business, execute certain affiliate transactions, create liens on assets of the Company and restricted subsidiaries, and materially change our lines of business.					Senior Subordinated Notes contain covenants that, among other things, limit the Company's ability and that of its restricted subsidiaries to make restricted payments, pay dividends, incur or create additional indebtedness, issue preferred stock, make certain dispositions outside the ordinary course of business, execute certain affiliate transactions, create liens on assets of the Company and restricted subsidiaries, and materially change our lines of business.								The Senior Secured Credit Facility contains a number of customary affirmative and negative covenants. The Amendment includes a financial maintenance covenant for the benefit of the Extended Revolving Commitments requiring us to maintain a Senior Secured Net Leverage Ratio (as defined) of not more than 5.501:00.																			The A/R Facility includes representations and covenants that we consider usual and customary for arrangements of this type and includes a consolidated interest expense test if the Company's available liquidity is less than $125.0 million.
Covenant Compliance													As of December 31, 2012, the Company was in compliance with the indenture and related requirements governing the 7.25% Senior Notes.					As of December 31, 2012, the Company was in compliance with the indenture and related requirements governing the Senior Subordinated Notes.								As of December 31, 2012, the Company was in compliance with the covenants under the Senior Secured Credit Facility.
Additional borrowing capacity term																										The Company may add incremental term loan facilities and revolving loan commitments in an aggregate amount not to exceed the lesser of (x) $300.0 million or (y) the maximum amount at such time that could be incurred without causing the Total Net Leverage Ratio (as defined) to exceed 9.50:1.00 on a pro forma basis as of the last day of the most recent determination period, in each case, subject to certain other restrictions contained in the Facility Amendments.
Aggregate principal amount of tendered notes																																								102.7
Loss on extinguishment of debt	(21.3)	(4.2)	(25.5)																																						21.3	4.2
Debt extinguishment premium																																									15.6	3.1
Write-off of deferred debt issuance cost																																									5.7	0.9
Write-off of debt issuance costs third party fees																																										0.2
Remaining debt principal called for redemption																																							610.3
Cash received upon the issuance of 7.25% senior notes																																							$ 639.6
Frequency of periodic payments													Payable twice a year, on each March 15 and September 15, commencing on March 15, 2013, at a rate of 7.25% per annum.					Payable quarterly on March 31, June 30, September 30 and December 31 of each year at a rate of 10.75% per annum.
Redemption of Senior notes													The Company may redeem some or all of the 7.25% Senior Notes at any time prior to September 15, 2016, at a price equal to 100% of the principal amount, plus any accrued and unpaid interest to the date of redemption, plus a declining “make whole” premium. The Company will be able to redeem some or all of the 7.25% Senior Notes at 105.438% and 102.719% of their aggregate principal amount during the twelve-month period beginning September 15, 2014 and 2015, respectively. At any time prior to September 15, 2014, the Company may redeem up to 35% of the original aggregate principal amount of the 7.25% Senior Notes at a redemption price equal to 107.250% of their aggregate principal amount, plus accrued interest, with the net cash proceeds of one or more equity offerings provided that (1) at least 65% of the aggregate principal amount of the 7.25% Senior Notes issued under the indenture (including any additional notes) must remain outstanding immediately after the occurrence of each such redemption and (2) the redemption occurs within 90 days of the date of the closing of such equity offering. The Company is required to offer to purchase the 7.25% Senior Notes at 101% of their aggregate principal amount, plus accrued interest to the repurchase date, if it experiences specific kinds of changes in control.					Beginning June 30, 2012, the Company, at its option, became able to redeem some or all of the Senior Subordinated Notes at any time at declining redemption prices that start at 105.375% of their aggregate principal amount and are reduced to 100% of their aggregate principal amount on or after June 30, 2014. The Company is required to offer to purchase the Senior Subordinated Notes at 101% of their aggregate principal amount, plus accrued interest to the repurchase date, if it experiences specific kinds of changes in control.
Registration Rights Agreement																(1) file and use its commercially reasonable efforts to cause to become effective a registration statement with respect to an offer to exchange the 7.25% Senior Notes for other freely tradable notes issued by the Company that have substantially identical terms, or (2) file with the Securities and Exchange Commission (“SEC”) and use its commercially reasonable efforts to cause to become effective a shelf registration statement relating to the resales of the 7.25% Senior Notes if the Company is not able to effect the exchange offer.
Maximum number of days to file the registration																270 days
Business days of the effective date of the registration statement																30
Increase in interest rate if registration statement not filed																0.25%
Registration default period																90 days
Additional interest for each ninety day period that elapses such registration default period																0.25%
Maximum additional interest rate																	1.00%
Registration rights agreement																				The Company is obligated to pay additional interest on the Senior Subordinated Notes in certain instances, including if we do not file the registration statement within 90 days following a request or completed the related exchange offer within 30 days of the effective date of the registration statement. If the Company fails to satisfy certain of the registration obligations under the Subordinated Notes Registration Rights Agreement, it will be subject to a registration default and the annual interest on the Senior Subordinated Notes will increase by 0.25% per annum and by an additional 0.25% per annum for each subsequent 90-day period during which the registration default continued, up to a maximum additional interest rate of 1.0% per annum.